Residual Contracts Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Residual Contracts Disclosure

NOTE 7 - RESIDUAL CONTRACTS

During the year ended December 31, 2014, management reviewed the carrying amount of the residual income stream purchased from Parallel Solutions, Inc. (“PSI”) in 2012.  It was determined that as a result of diversification in the Company’s business model due to its acquisitions, that the previously estimated indefinite life of the asset be revised to reflect the Company’s future business development goals. The Company estimated a finite remaining useful life of forty-eight months and had recorded amortization expense of $147,324 as of December 31, 2014.

On June 4, 2015, the Company entered into an agreement to sell the PSI residual income stream for a purchase price of $753,740. As a result of this transaction, $373,124 was recorded as a gain on sale of assets for the year ended December 31, 2015. As of December 31, 2015, the Company has received $678,366 of the purchase price and the balance of $78,323 is recorded to accounts receivable, net on the Company’s balance sheet.  In 2015, until the date of the sale, the Company recorded an additional $61,385 of amortization expense, resulting in a total amortization of $208,708.